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                     U.S. SECURITIES AND EXCHANGE COMMISSION        ------------------------------
                             Washington, D.C. 20549                           OMB APPROVAL
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                                   Form 24F-2                       OMB Number:          3235-0456
                        Annual Notice of Securities Sold            Expires:       August 31, 2000
                           Pursuant to Rule 24f-2                   Estimated average burden
                                                                    hours per response ......... 1
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            Read instructions at end of Form before preparing Form.
                              Please print or type.
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1.   Name and address of issuer:
     Variable Annuity Account C of
     Aetna Life Insurance and Annuity Company
     151 Farmington Avenue, Hartford, CT 06156
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2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the
     issuer, check the box but do not list series or classes):               /X/
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3.   Investment Company Act File Number:
     811-2513
     Securities Act File Number:
     333-01107, 33-75962, 33-75974, 33-75980, 33-75988, 33-75992, 33-81216
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4(a). Last day of fiscal year for which this notice is filed:
      December 31, 2000
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4(b). / /   Check box if this notice is being filed late (i.e., more than
            90 calendar days after the end of the issuer's fiscal year).
            (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c)  / /   Check box if this is the last time the issuer will be filing this form.
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5.   Calculation of registration fee:

       (i)  Aggregate sales price of securities
            sold during the fiscal year pursuant
            to section 24(f):                                                                           $1,520,124,527.00

      (ii)  Aggregate price of securities
            redeemed or repurchased during
            the fiscal year.                                                       $1,311,465,053.00

     (iii)  Aggregate price of securities
            redeemed or repurchased during
            any prior fiscal year ending no
            earlier than October 11, 1995 that
            were not previously used to reduce
            registration fees payable to the
            Commission:                                                            $  445,414,609.00

      (iv)  Total available redemption credits
            [add Items 5(ii) and 5(iii)]:                                                              -$1,756,879,662.00
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       (v)  Net sales - if Item 5(i) is greater
            than Item 5(iv) [subtract Item                                                               $           0.00
            5(iv) from Item 5(i)].

      (vi)  Redemption credits available for
            use in future years -
            if Item 5(i) is less than Item 5(iv)
            [subtract Item 5(iv) from Item5(i)]:                                    $(236,755,135.00)

     (vii)  Multiplier for determining
            registration fee (See Instruction
            C.9):                                                                                        x        .000250

    (viii)  Registration fee due [multiply
            Item 5(v) by Item 5(vii)] (enter"0"
            if no fee is due):                                                                          =$           0.00
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6.   Prepaid Shares
     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     ______________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________
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7.   Interest due - if this Form is being filed more than 90 days after the end
     of the issuer's fiscal year (see Instruction D);                                                     +$
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8.   Total of the amount of the registration fee due plus any interest due
     (line 5(viii) plus line 7))                                                                         = $
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9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:  N/A
            Method of Delivery:
                   / /  Wire Transfer
                   / /  Mail or other means
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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (signature and title) /s/ Deborah Koltenuk
                        ---------------------------------------------------------
                        Deborah Koltenuk, Vice President and Corporate Controller
                        ---------------------------------------------------------

      (Please print the name and title of the signing officer below the signature)

Date
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